Trade and Other Payables (Tables)	12 Months Ended
Sep. 30, 2023
schedule Of Trade and Other Payables

	September 30 2023	September 30, 2022
Trade Payables	$6,046	$3,133
Accruals	1,197	545
Other Payables	1,186	1,036
	$8,429	$4,714